Income Taxes - Schedule of Provision (Benefit) for Income Taxes Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 686
State			2,188	$ 1,078	$ 2,063
Foreign			139	168
Total current tax expense			3,013	1,246	2,063
Deferred:
Federal			5,636
State			935	217	(1,430)
Foreign			(436)	(280)
Total deferred tax (benefit) expense	$ 1,354	$ 7	6,135	(63)	(1,430)
Provision for income taxes	$ 3,291	$ 272	$ 9,148	$ 1,183	$ 633